Sale of Options (Details Narrative)	Aug. 31, 2022 USD ($) BOED
Membership interest	40.00%
Purchase of non compensatory options | $	$ 1,000,000
Sale of non compensatory options | $	$ 80,000
Restricted options exercisable increments percentage	25.00%
Barrels of oil equivalent per day one	2,500
Barrels of oil equivalent per day two	5,000
Barrels of oil equivalent per day three	7,500
Barrels of oil equivalent per day four	10,000
Prairie Operating Co LLC [Member]
Membership interest	40.00%
Purchase of non compensatory options | $	$ 1,000,000
Sale of non compensatory options | $	$ 80,000
Non compensatory options expire date	Aug. 31, 2027
Restricted options exercisable increments percentage	25.00%
Barrels of oil equivalent per day one	2,500
Barrels of oil equivalent per day two	5,000
Barrels of oil equivalent per day three	7,500
Barrels of oil equivalent per day four	10,000